Expense Example - Class A and Class C - Inverse Russell 2000 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	651	1,020	1,413	2,511	360	799	1,365	2,905